Schedule of Investments (unaudited) September 30, 2021	BlackRock LifePath® Dynamic 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 62.7%
BlackRock Advantage Emerging Markets Fund, Class K	1,832,060	$22,204,567
BlackRock Tactical Opportunities Fund, Class K	1,262,376	18,001,481
Diversified Equity Master Portfolio	$114,921,354	114,921,354
International Tilts Master Portfolio	$32,699,416	32,699,416
iShares Developed Real Estate Index Fund, Class K	861,220	9,533,709
iShares MSCI EAFE Small-Cap ETF(b)	186,594	13,884,460

		211,244,987

Fixed-Income Funds — 34.8%
CoreAlpha Bond Master Portfolio	$35,825,887	35,825,887
iShares Core U.S. Aggregate Bond ETF	265,863	30,529,049
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	24,056	3,200,170
iShares TIPS Bond ETF	173,441	22,146,681
Master Total Return Portfolio	$25,364,161	25,364,161

		117,065,948

Security	Shares	Value

Money Market Funds — 6.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)	17,503,615	$17,512,367
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(c)	4,940,404	4,940,404

		22,452,771

Total Investments — 104.2% (Cost: $306,639,846)		350,763,706

Liabilities in Excess of Other Assets — (4.2)%		(14,075,474)

Net Assets — 100.0%		$336,688,232

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares/ Investment Value Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund, Class K	$23,215,542	$1,814,818		$(2,203,698)		$240,435	$(862,530)	$22,204,567	1,832,060	$112,808		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	7,590,826	9,922,654	(a)	—		(1,113)	—	17,512,367	17,503,615	21,932	(b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	247,923	4,692,481	(a)	—		—	—	4,940,404	4,940,404	533		—
BlackRock Tactical Opportunities Fund, Class K	16,300,117	1,340,054		—		—	361,310	18,001,481	1,262,376	—		—
CoreAlpha Bond Master Portfolio	34,145,665	1,165,174	(a)	—		(67,557)	582,605	35,825,887	$35,825,887	365,722		—
Diversified Equity Master Portfolio	112,360,816	—		(11,221,214	)(a)	20,412,165	(6,630,413)	114,921,354	$114,921,354	826,128		—
International Tilts Master Portfolio	31,897,005	—		(1,699,245	)(a)	3,354,966	(853,310)	32,699,416	$32,699,416	626,058		—
iShares Core U.S. Aggregate Bond ETF	28,914,002	3,271,492		(836,918)		(17,546)	(801,981)	30,529,049	265,863	365,114		—
iShares Developed Real Estate Index Fund, Class K	9,892,302	236,061		(1,820,169)		(36,117)	1,261,632	9,533,709	861,220	236,061		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,927,942	371,450		—		—	(99,222)	3,200,170	24,056	47,160		—
iShares MSCI EAFE Small-Cap ETF	13,683,328	—		(954,748)		79,874	1,076,006	13,884,460	186,594	132,371		—
iShares TIPS Bond ETF	20,260,353	3,684,218		(1,831,764)		8,497	25,377	22,146,681	173,441	693,326		—
Master Total Return Portfolio	23,719,845	2,011,613	(a)	—		190,698	(557,995)	25,364,161	$25,364,161	538,495		—

						$24,164,302	$(6,498,521)	$350,763,706		$3,965,708		$—

(a) Represents net amount purchased (sold).

(b) All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock LifePath® Dynamic 2030 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
IBEX 35 Index	62	10/15/21	$6,332	$68,915
TOPIX Index	6	12/09/21	1,095	5,840
S&P/TSE 60 Index	29	12/16/21	5,477	(158,758)
FTSE 100 Index	12	12/17/21	1,144	13,843
FTSE/MIB Index	43	12/17/21	6,319	(54,285)
MSCI EAFE Index	25	12/17/21	2,834	(125,332)
Russell 2000 E-Mini Index	75	12/17/21	8,253	(169,144)
10-Year U.S. Treasury Note	103	12/21/21	13,567	(136,603)

				(555,524)

Short Contracts
S&P 500 E-Mini Index	26	12/17/21	5,587	240,681
S&P 500 Micro E-Mini Index	197	12/17/21	4,233	182,323
Ultra U.S. Treasury Bond	32	12/21/21	6,130	150,396
5-Year U.S. Treasury Note	97	12/31/21	11,911	49,788

				623,188

				$67,664

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	6,641,116	USD	5,241,135	Bank of America N.A.	12/15/21	$2,053
USD	3,770,670	AUD	5,108,984	Morgan Stanley & Co. International PLC	12/15/21	75,914
USD	572,139	EUR	483,000	Morgan Stanley & Co. International PLC	12/15/21	11,828
USD	3,772,409	JPY	415,501,872	Morgan Stanley & Co. International PLC	12/15/21	36,781

						126,576

EUR	9,645,115	USD	11,425,106	Bank of America N.A.	12/15/21	(236,152)
USD	3,731,608	CAD	4,728,306	Morgan Stanley & Co. International PLC	12/15/21	(1,409)

						(237,561)

						$(110,985)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock LifePath® Dynamic 2030 Fund

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$63,624,217	$—	$—	$63,624,217
Fixed-Income Funds	55,875,900	—	—	55,875,900
Money Market Funds	22,452,771	—	—	22,452,771

	$141,952,888	$—	$—	141,952,888

Investments Valued at NAV(a)				208,810,818

				$350,763,706

Derivative Financial Instruments(b)
Assets
Equity Contracts	$511,602	$—	$—	$511,602
Foreign Currency Exchange Contracts	—	126,576	—	126,576
Interest Rate Contracts	200,184	—	—	200,184
Liabilities
Equity Contracts	(507,519)	—	—	(507,519)
Foreign Currency Exchange Contracts	—	(237,561)	—	(237,561)
Interest Rate Contracts	(136,603)	—	—	(136,603)

	$67,664	$(110,985)	$—	$(43,321)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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